UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended June 30, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     PCM Capital, LLC

Address:  235 Pine Street, Suite 1818
          San Francisco, California 94104


13F File Number:

Peninsula Capital Management, Inc. is no longer the General Partner of Peninsula Fund L.P.. Since PCM Capital, L.L.C. is now the General Partner of Peninsula Fund L.P., it will file holdings reports henceforth.

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Scott A. Bedford
Title:   Executive Officer
Phone:  (415) 568-3380


Signature, Place and Date of Signing:

  /s/ Scott A. Bedford       San Francisco, California       August 15, 2006
-----------------------     --------------------------    ----------------------
     [Signature]                    [City, State]                  [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:


     No. Form 13F File Number             Name

          None                            None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       2

Form 13F Information Table Entry Total:  94

Form 13F Information Table Value Total:  $244,980
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No. Form 13F File Number Name

    1. 028-11491 Peninsula Fund, LP

    2. 028-11490 Peninsula Capital Management, Inc.





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                                                                 FORM 13F INFORMATION TABLE


COLUMN 1                      COLUMN  2      COLUMN 3    COLUMN 4     COLUMN 5          COLUMN 6    COLUMN 7      COLUMN 8

                              TITLE OF                   VALUE    SHRS OR  SH/ PUT/    INVSTMT     OTHER      VOTING AUTHORITY
NAME OF ISSUER                CLASS          CUSIP       (X1000)  PRN AMT  PRN CALL    DISCRTN     MNGRS     SOLE     SHARED   NONE
APPLIED MATLS INC            COM            038222105    1,628     100,000   SH          SOLE      NONE     100,000
ARENA RESOURCES INC          COM            040049108   10,932     318,805   SH     SHARED-DEFINED   1                  318,805
AT ROAD INC                  COM            04648K105    2,923     529,595   SH     SHARED-DEFINED   1                  529,595
ATHEROS COMMUNICATIONS INC   COM            04743P108      572      30,000   SH          SOLE      NONE      30,000
AUTOBYTEL INC                COM            05275N106    5,295   1,500,000   SH     SHARED-DEFINED   1                1,500,000
AUTOBYTEL INC                COM            05275N106    5,454   1,545,000   SH          SOLE      NONE   1,545,000
BERRY PETE CO                CL A           085789105    1,326      40,000   SH     SHARED-DEFINED   1                   40,000
BIG 5 SPORTING GOODS CORP.   COM            08915P101    1,387      71,116   SH     SHARED-DEFINED   1                   71,116
CANADIAN SUPERIOR ENERGY INC COM            136644101      202     100,000   SH     SHARED-DEFINED   1                  100,000
CARREKER CORP                COM            144433109      377      52,717   SH     SHARED-DEFINED   1                   52,717
CE FRANKLIN LTD              COM            125151100    1,455     100,400   SH     SHARED-DEFINED   1                  100,400
CHOLESTECH CORP              COM            170393102    2,048     161,236   SH     SHARED-DEFINED   1                  161,236
CHOLESTECH CORP              COM            170393102      660      52,000   SH          SOLE      NONE      52,000
CLARK INC                    COM            181457102    1,115      84,500   SH     SHARED-DEFINED   1                   84,500
CLICK COMMERCE INC           COM NEW        18681D208    2,879     145,932   SH     SHARED-DEFINED   1                  145,932
CONEXANT SYSTEMS INC         COM            207142100      500     200,000   SH     SHARED-DEFINED   1                  200,000
CONEXANT SYSTEMS INC         COM            207142100    1,000     400,000   SH          SOLE      NONE     400,000
CONTANGO OIL & GAS COMPANY   COM NEW        21075N204    4,242     300,000   SH     SHARED-DEFINED   1                  300,000
CUTERA INC                   COM            232109108    2,055     104,194   SH     SHARED-DEFINED   1                  104,194
CUTERA INC                   COM            232109108      848      43,000   SH          SOLE      NONE      43,000
CYNOSURE INC                 CL A           232577205    5,408     378,171   SH     SHARED-DEFINED   1                  378,171
CYNOSURE INC                 CL A           232577205    2,574     180,000   SH          SOLE      NONE     180,000
DELL INC                     COM            24702R101      734      30,000   SH          SOLE      NONE      30,000
DELTA PETE CORP              COM NEW        247907207    1,499      87,500   SH     SHARED-DEFINED   1                   87,500
DIEDRICH COFFEE INC          COM NEW        253675201    1,989     545,000   SH     SHARED-DEFINED   1                  545,000
DIGIMARC CORP                COM            253807101      586      95,000   SH          SOLE      NONE      95,000
DRIL QUIP INC                COM            262037104    2,473      30,000   SH     SHARED-DEFINED   1                   30,000
ELECTROGLAS INC              COM            285324109    3,648   1,200,000   SH     SHARED-DEFINED   1                1,200,000
ELECTROGLAS INC              COM            285324109    2,432     800,000   SH          SOLE      NONE     800,000
ELOYALTY CORP                COM NEW        290151307    3,810     287,568   SH     SHARED-DEFINED   1                  287,568
ELOYALTY CORP                COM NEW        290151307    2,639     199,204   SH          SOLE      NONE     199,204
ESCALA GROUP INC             COM            29605W107      172      36,800   SH     SHARED-DEFINED   1                   36,800
EXPLORATION CO               COM NEW        302133202    1,581     148,309   SH     SHARED-DEFINED   1                  148,309
FINLAY ENTERPRISES INC       COM NEW        317884203    1,108     130,332   SH     SHARED-DEFINED   1                  130,332
FLOTEK INDS INC DEL          COM            343389102      513      33,000   SH     SHARED-DEFINED   1                   33,000
GANDER MOUNTAIN CO           COM            36471P108       60      10,423   SH     SHARED-DEFINED   1                   10,423
GAP INC DEL                  COM            364760108      522      30,000   SH     SHARED-DEFINED   1                   30,000
GASTAR EXPL LTD              COM            367299104    3,561   1,490,000   SH     SHARED-DEFINED   1                1,490,000
GTSI CORP                    COM            36238K103    4,659     722,262   SH     SHARED-DEFINED   1                  722,262
HEALTH GRADES INC            COM            42218Q102    4,718   1,048,457   SH     SHARED-DEFINED   1                1,048,457
HEALTH GRADES INC            COM            42218Q102      585     130,000   SH          SOLE      NONE     130,000
HOOPER HOLMES INC            COM            439104100    1,626     533,088   SH     SHARED-DEFINED   1                  533,088
HOT TOPIC, INC.              COM            441339108    2,516     218,608   SH     SHARED-DEFINED   1                  218,608
IKANOS COMMUNICATIONS        COM            45173E105    9,286     611,302   SH     SHARED-DEFINED   1                  611,302
IKANOS COMMUNICATIONS        COM            45173E105    6,076     400,000   SH          SOLE      NONE     400,000
INTERVOICE INC NEW           COM            461142101    1,424     200,000   SH     SHARED-DEFINED   1                  200,000
IONA TECHNOLOGIES PLC        SPONSORED ADR  46206P109    7,076   1,630,481   SH     SHARED-DEFINED   1                1,630,481
IONA TECHNOLOGIES PLC        SPONSORED ADR  46206P109    3,255     750,000   SH          SOLE      NONE     750,000
I-TRAX INC                   COM NEW        45069D203    1,502     480,000   SH          SOLE      NONE     480,000
KIRKLANDS INC                COM            497498105    1,630     311,688   SH     SHARED-DEFINED   1                  311,688
KMG AMER CORP                COM            482563103    2,240     252,500   SH     SHARED-DEFINED   1                  252,500
MCDERMOTT INTL INC           COM            580037109    1,819      40,000   SH     SHARED-DEFINED   1                   40,000
MEMC ELECTR MATLS INC        COM            552715104    1,125      30,000   SH     SHARED-DEFINED   1                   30,000
MICREL INC                   COM            594793101      751      74,986   SH     SHARED-DEFINED   1                   74,986
MICREL INC                   COM            594793101    2,703     270,000   SH          SOLE      NONE     270,000
MICRO LINEAR CORP            COM            594850109      187      77,958   SH     SHARED-DEFINED   1                   77,958
MICROSOFT CORP               COM            594918104    6,990     300,000 SH CALL  SHARED-DEFINED   1                  300,000
MICROSOFT CORP               COM            594918104    6,990     300,000 SH CALL       SOLE      NONE     300,000
MIVA INC                     COM            55311R108    1,843     455,000   SH          SOLE      NONE     455,000
NATIONAL OIL WELL VARCO INC  COM            637071101    3,799      60,000   SH     SHARED-DEFINED   1                   60,000
NETFLIX COM INC              COM            64110L106      816      30,000   SH     SHARED-DEFINED   1                   30,000
NETFLIX COM INC              COM            64110L106    3,401     125,000   SH          SOLE      NONE     125,000
NEWFIELD EXPL CO             COM            651290108    3,671      75,000   SH     SHARED-DEFINED   1                   75,000
PACIFIC SUNWEAR CALIF INC    COM            694873100    3,626     202,254   SH     SHARED-DEFINED   1                  202,254
PC CONNECTION                COM            69318J100      135      23,076   SH     SHARED-DEFINED   1                   23,076
PEAK INTL LTD                ORD            G69586108    1,117     360,164   SH     SHARED-DEFINED   1                  360,164
PLAINS EXPL & PRODTN CO      COM            726505100      811      20,000   SH     SHARED-DEFINED   1                   20,000
PLX TECHNOLOGY INC           COM            693417107    5,194     425,000   SH     SHARED-DEFINED   1                  425,000
PLX TECHNOLOGY INC           COM            693417107    4,094     335,000   SH          SOLE      NONE     335,000
POMEROY IT SOLUTIONS INC     COM            731822102    3,576     496,656   SH     SHARED-DEFINED   1                  496,656
SASOL LTD                    SPONSORED ADR  803866300    2,318      60,000   SH     SHARED-DEFINED   1                   60,000
SEAGATE TECHNOLOGY           SHS            G7945J104    2,626     116,000   SH     SHARED-DEFINED   1                  116,000
SEAGATE TECHNOLOGY           SHS            G7945J104    2,264     100,000   SH          SOLE      NONE     100,000
SIERRA WIRELESS INC.         COM            826516106    1,804     100,000   SH     SHARED-DEFINED   1                  100,000
SKYWORKS SOLUTIONS INC.      COM            83088M102      634     115,000   SH     SHARED-DEFINED   1                  115,000
STATS CHIPPAC LTD            SPONSORED ADR  85771T104    4,445     710,000   SH     SHARED-DEFINED   1                  710,000
STATS CHIPPAC LTD            SPONSORED ADR  85771T104    1,565     250,000   SH          SOLE      NONE     250,000
STEIN MART INC.              COM            858375108    1,252      84,600   SH     SHARED-DEFINED   1                   84,600
SUPPORTSOFT INC              COM            868587106      394     100,000   SH          SOLE      NONE     100,000
TALK AMERICA HLDGS INC       COM NEW        87426R202    3,548     573,271   SH     SHARED-DEFINED   1                  573,271
TALK AMERICA HLDGS INC       COM NEW        87426R202    1,424     230,000   SH          SOLE      NONE     230,000
TOREADOR RES CORP            COM            891050106   11,955     425,000   SH     SHARED-DEFINED   1                  425,000
TOREADOR RES CORP            COM            891050106    7,649     271,900 SH CALL  SHARED-DEFINED   1                  271,900
TRANS WORLD ENTMT CORP       COM            89336Q100    1,074     148,752   SH     SHARED-DEFINED   1                  148,752
TRM CORP                     COM            872636105    1,906     275,000   SH     SHARED-DEFINED   1                  275,000
TURBOCHEF TECHNOLOGIES INC   COM NEW        900006206      693      62,335   SH     SHARED-DEFINED   1                   62,335
VENTIV HEALTH INC            COM            922793104    1,727      60,000   SH          SOLE      NONE      60,000
WEBSIDESTORY INC             COM            947685103    3,660     300,000   SH     SHARED-DEFINED   1                  300,000
WEBSIDESTORY INC             COM            947685103    3,965     325,000   SH          SOLE      NONE     325,000
WILLIAMS CO INC DEL          COM            969457100    1,869      80,000   SH     SHARED-DEFINED   1                   80,000
WJ COMMUNICATIONS INC        COM            929284107      372     251,469   SH     SHARED-DEFINED   1                  251,469
WJ COMMUNICATIONS INC        COM            929284107      372     251,470   SH          SOLE      NONE     251,470
ZHONE TECHNOLOGIES INC NEW   COM            98950P108    3,160   1,549,081   SH     SHARED-DEFINED   1                1,549,081
ZHONE TECHNOLOGIES INC NEW   COM            98950P108    2,856   1,400,000   SH          SOLE      NONE   1,400,000

Grand Total                                            244,980
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